Personnel Expenses - Schedule of Personnel Expenses (Detail) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Personnel Expenses [Abstract]
Salaries and other short-term employee benefits	$ 17,245,401	$ 7,665,614
Severance	385,182
Share-based compensation	16,471,766	3,712,415
Total personnel expense	$ 34,102,349	$ 11,378,029